Performance B.4.1. Share-based compensation - Assumptions (Details)	12 Months Ended
Dec. 31, 2021 year $ / shares
Performance share plan 2021 (Relative TSR)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate %	0.29%
Dividend yield %	1.28%
Share price volatility %	46.28%
Award term (years) | year	2.82
Share fair value | $ / shares	$ 52.99
Performance share plan 2020 (Relative TSR)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate %	0.61%
Dividend yield %	1.47%
Share price volatility %	24.54%
Award term (years) | year	2.93
Share fair value | $ / shares	$ 55.66
Performance share plan 2019 (Relative TSR)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate %	(0.24%)
Dividend yield %	3.01%
Share price volatility %	26.58%
Award term (years) | year	2.93
Share fair value | $ / shares	$ 49.79
Performance share plan 2018 (Relative TSR)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate %	(0.39%)
Dividend yield %	3.21%
Share price volatility %	30.27%
Award term (years) | year	2.93
Share fair value | $ / shares	$ 57.70